Trade receivables	6 Months Ended
Dec. 31, 2021
Trade receivables.
Trade receivables

20         Trade receivables

	31 December	30 June	31 December
	2021	2021	2020
	£’000	£’000	£’000
Trade receivables	103,082	75,745	109,348
Less: provision for impairment of trade receivables	(7,995)	(4,971)	(12,108)
Net trade receivables	95,087	70,774	97,240
Less: non-current portion
Trade receivables	41,024	20,404	34,333
Current trade receivables	54,063	50,370	62,907

Net trade receivables include transfer fees receivable from other football clubs of £61,256,000 (30 June 2021: £43,153,000; 31 December 2020: £59,503,000) of which £41,024,000 (30 June 2021: £20,404,000; 31 December 2020: £34,333,000) is receivable after more than one year. Net trade receivables also include £21,497,000 (30 June 2021: £19,032,000; 31 December 2020: £28,529,000) of deferred revenue that is contractually payable to the Group, but recorded in advance of the earnings process, with corresponding amounts recorded as contract liabilities - deferred revenue.

The fair value of net trade receivables as at 31 December 2021 was £96,805,000 (30 June 2021: £71,819,000; 31 December 2020: £99,105,000) before discounting of cash flows.